EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 3, 2011 (Accession No. 0001193125-11-124029), to the Prospectus dated May 1, 2011, for EQ/AllianceBernstein Small Cap Growth Portfolio, a series of EQ Advisors Trust.